Note 5 - Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Property, Plant, and Equipment [Table Text Block]
	Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2024	250,841,629	(47,313,513)	203,528,116
- Depreciation for the year	-	(13,877,730)	(13,877,730)
- Vessel improvements	1,339,053	-	1,339,053
- Vessel held for sale	(5,231,397)	2,504,133	(2,727,264)
- Impairment loss	(7,072,940)	4,276,335	(2,796,605)
Balance, December 31, 2024	239,876,345	(54,410,775)	185,465,570
- Depreciation for the year	-	(12,410,687)	(12,410,687)
- Vessel improvements	293,598	-	293,598
- Sale of vessels	(21,757,824)	14,300,048	(7,457,776)
Balance, December 31, 2025	218,412,119	(52,521,414)	165,890,705